UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 12/31/15

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of December 31, 2015 (Unaudited)

Deutsche Core Equity Fund

	Shares	Value ($)
Common Stocks 98.2%
Consumer Discretionary 13.4%
Auto Components 0.7%
BorgWarner, Inc. (a)	551,800	23,854,314
Hotels, Restaurants & Leisure 1.2%
Bloomin' Brands, Inc.	236,172	3,988,945
Brinker International, Inc. (a)	529,497	25,389,381
Las Vegas Sands Corp. (a)	235,966	10,344,750
		39,723,076
Household Durables 0.5%
Jarden Corp.*	313,508	17,907,577
Internet & Catalog Retail 2.0%
Amazon.com, Inc.*	94,352	63,771,573
Media 1.8%
Twenty-First Century Fox, Inc. "A"	714,101	19,394,983
Walt Disney Co. (a)	366,965	38,560,682
		57,955,665
Specialty Retail 4.9%
Advance Auto Parts, Inc.	206,004	31,005,662
Home Depot, Inc.	450,655	59,599,124
L Brands, Inc. (a)	705,724	67,622,474
		158,227,260
Textiles, Apparel & Luxury Goods 2.3%
NIKE, Inc. "B"	892,832	55,802,000
VF Corp.	300,428	18,701,643
		74,503,643
Consumer Staples 10.4%
Beverages 1.4%
PepsiCo, Inc.	456,406	45,604,088
Food & Staples Retailing 3.7%
Costco Wholesale Corp.	221,089	35,705,873
Kroger Co.	1,232,144	51,540,584
Rite Aid Corp.*	3,949,625	30,965,060
		118,211,517
Food Products 4.5%
Blue Buffalo Pet Products, Inc.* (a)	38,477	719,905
ConAgra Foods, Inc.	743,863	31,361,264
Mead Johnson Nutrition Co.	455,905	35,993,700
The JM Smucker Co.	250,146	30,853,007
The WhiteWave Foods Co.*	1,210,964	47,118,609
		146,046,485
Personal Products 0.8%
Estee Lauder Companies, Inc. "A"	305,360	26,890,002
Energy 6.1%
Energy Equipment & Services 0.6%
Schlumberger Ltd.	284,721	19,859,290
Oil, Gas & Consumable Fuels 5.5%
Anadarko Petroleum Corp.	605,599	29,419,999
Chevron Corp.	349,337	31,426,357
Concho Resources, Inc.*	90,021	8,359,350
EOG Resources, Inc.	433,935	30,718,259
Occidental Petroleum Corp.	556,202	37,604,817
Phillips 66	515,193	42,142,787
		179,671,569
Financials 15.2%
Banks 6.9%
Citigroup, Inc.	1,560,118	80,736,107
JPMorgan Chase & Co.	1,407,370	92,928,641
Regions Financial Corp.	5,348,912	51,349,555
		225,014,303
Capital Markets 2.1%
Ameriprise Financial, Inc.	334,865	35,636,333
Bank of New York Mellon Corp.	815,745	33,625,009
		69,261,342
Consumer Finance 1.7%
Capital One Financial Corp.	771,812	55,709,390
Insurance 2.9%
MetLife, Inc.	848,252	40,894,229
Prudential Financial, Inc.	641,242	52,203,511
		93,097,740
Real Estate Investment Trusts 1.6%
Prologis, Inc. (REIT)	1,161,190	49,838,275
Health Care 15.8%
Biotechnology 4.1%
Celgene Corp.*	548,740	65,717,102
Gilead Sciences, Inc.	443,729	44,900,938
Medivation, Inc.*	498,691	24,106,723
		134,724,763
Health Care Equipment & Supplies 2.1%
Becton, Dickinson & Co.	251,076	38,688,301
St. Jude Medical, Inc.	483,305	29,853,750
		68,542,051
Health Care Providers & Services 2.5%
Cigna Corp.	271,801	39,772,640
HCA Holdings, Inc.* (a)	200,906	13,587,273
McKesson Corp.	136,676	26,956,607
		80,316,520
Life Sciences Tools & Services 1.8%
Thermo Fisher Scientific, Inc.	406,253	57,626,988
Pharmaceuticals 5.3%
Allergan PLC*	109,593	34,247,812
Bristol-Myers Squibb Co.	266,343	18,321,735
Merck & Co., Inc.	915,434	48,353,224
Pfizer, Inc.	1,571,252	50,720,015
Shire PLC (ADR) (a)	101,866	20,882,530
		172,525,316
Industrials 10.4%
Aerospace & Defense 2.2%
Boeing Co.	385,189	55,694,477
TransDigm Group, Inc.* (a)	69,257	15,821,762
		71,516,239
Airlines 0.9%
Southwest Airlines Co.	661,717	28,493,534
Electrical Equipment 2.0%
AMETEK, Inc.	838,004	44,908,634
Regal Beloit Corp.	327,648	19,173,961
		64,082,595
Industrial Conglomerates 3.4%
General Electric Co.	1,913,427	59,603,251
Roper Technologies, Inc.	276,639	52,503,316
		112,106,567
Machinery 0.8%
Parker-Hannifin Corp. (a)	275,806	26,747,666
Road & Rail 1.1%
Norfolk Southern Corp.	415,637	35,158,734
Information Technology 20.0%
Communications Equipment 1.1%
Cisco Systems, Inc.	1,317,569	35,778,586
Internet Software & Services 4.8%
Alphabet, Inc. "A"*	68,971	53,660,128
Alphabet, Inc. "C"*	69,034	52,388,522
Facebook, Inc. "A"*	468,479	49,031,012
		155,079,662
IT Services 3.5%
Cognizant Technology Solutions Corp. "A"*	442,259	26,544,385
Fidelity National Information Services, Inc.	377,367	22,868,440
Visa, Inc. "A"	834,632	64,725,712
		114,138,537
Semiconductors & Semiconductor Equipment 1.3%
Avago Technologies Ltd. (a)	177,921	25,825,233
NXP Semiconductors NV*	186,085	15,677,661
		41,502,894
Software 6.0%
Intuit, Inc.	206,431	19,920,591
Microsoft Corp.	2,116,689	117,433,906
Oracle Corp. (a)	949,061	34,669,198
Salesforce.com, Inc.*	314,687	24,671,461
		196,695,156
Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc.	906,150	95,381,349
Western Digital Corp.	185,389	11,132,610
		106,513,959
Materials 3.6%
Chemicals 1.8%
Dow Chemical Co.	493,640	25,412,587
Ecolab, Inc.	284,445	32,534,819
		57,947,406
Construction Materials 0.8%
Vulcan Materials Co.	251,599	23,894,357
Containers & Packaging 1.0%
Sealed Air Corp.	753,936	33,625,546
Telecommunication Services 0.9%
Wireless Telecommunication Services
T-Mobile U.S., Inc.* (a)	766,693	29,993,030
Utilities 2.4%
Electric Utilities 0.7%
NextEra Energy, Inc.	233,582	24,266,834
Water Utilities 1.7%
American Water Works Co., Inc.	919,740	54,954,465
Total Common Stocks (Cost $2,622,080,804)		3,191,378,514
	Principal Amount ($)	Value ($)
Convertible Bond 0.3%
Consumer Discretionary
Fiat Chrysler Automobiles NV, 7.875%, 12/15/2016 (Cost $7,060,000)	7,060,000	8,202,838
	Shares	Value ($)
Convertible Preferred Stock 0.3%
Health Care 0.3%
Allergan PLC Series A, 5.5%	3,900	4,017,702
Teva Pharmaceutical Industries Ltd. 7.0%*	3,525	3,586,188
Industrials 0.0%
Stericycle, Inc. Series A, 5.25%	10,000	915,600
Total Convertible Preferred Stock (Cost $8,425,000)		8,519,490
Securities Lending Collateral 3.6%
Daily Assets Fund, 0.36% (b) (c) (Cost $116,567,680)	116,567,680	116,567,680
Cash Equivalents 1.1%
Central Cash Management Fund, 0.25% (b) (Cost $36,922,950)	36,922,950	36,922,950
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,791,056,434) †	103.5	3,361,591,472
Other Assets and Liabilities, Net	(3.5)	(112,414,765)
Net Assets	100.0	3,249,176,707

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,792,779,484. At December 31, 2015, net unrealized appreciation for all securities based on tax cost was $568,811,988. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $676,755,895 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $107,943,907.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2015 amounted to $112,898,885, which is 3.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$3,191,378,514	$—	$—	$3,191,378,514
Convertible Bond	—	8,202,838	—	8,202,838
Convertible Preferred Stock (d)	8,519,490	—	—	8,519,490
Short-Term Investments (d)	153,490,630	—	—	153,490,630
Total	$3,353,388,634	$8,202,838	$—	$3,361,591,472

There have been no transfers between fair value measurement levels during the period ended December 31, 2015.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Core Equity Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 22, 2016